Cover	Mar. 03, 2023
Cover [Abstract]
Entity Registrant Name	THE HEALING COMPANY INC.
Entity Central Index Key	0001441082
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Mar. 03, 2023
Entity File Number	333-152805
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-2862618
Entity Address Address Line 1	135 W. 50th Street 2nd Floor,
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10020
City Area Code	866
Amendment Description	This Amendment No. 1 on Form 8-K/A amends the Current Report on Form 8-K of The Healing Company Inc. (the “Company”) filed with the U.S. Securities and Exchange Commission on March 7, 2023 (the “Original Form 8-K”). The Original Form 8-K reported the Company’s acquisition of certain assets and liabilities of Chopra Global LLC, which we refer to as the “Chopra Global LLC Standalone Licensing, Product and Digital Business”. This Amendment No. 1 on Form 8-K/A is being filed by the Company solely to provide the disclosures required by Item 9.01 of Form 8-K that were omitted from the Original Form 8-K, including the required audited financial statements of the Chopra Global LLC Standalone Licensing, Product and Digital Business and the related required pro forma financial information. Except as otherwise provided herein, the disclosures made in the Original Form 8-K remain unchanged.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	241-0670